Cover	Jul. 31, 2026
Cover [Abstract]
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	Gates Industrial Corporation Ltd.
Entity Incorporation, Country Code	D0
Entity File Number	001-38366
Entity Tax Identification Number	98-1950337
Entity Address, Street Address	1144 Fifteenth Street
Entity Address, City	Denver
Entity Address, State	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	744-1911
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, $0.01 par value per share
Trading Symbol(s)	GTES
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001718512
Amendment Flag	false
Document Type	8-K